Subsidiaries - Additional Information (Detail) - Sony Financial Holdings Inc With Material Non controlling interests	12 Months Ended
Mar. 31, 2021
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Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	65.10%
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Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%